DETAIL OF CERTAIN BALANCE SHEET ACCOUNTS	12 Months Ended
Dec. 31, 2011
DETAIL OF CERTAIN BALANCE SHEET ACCOUNTS [Abstract]
DETAIL OF CERTAIN BALANCE SHEET ACCOUNTS
DETAIL OF CERTAIN BALANCE SHEET ACCOUNTS

Activity in our allowance for doubtful accounts receivable consists of the following (in thousands):

	Successor		Predecessor
	December 31, 2011	December 31, 2010	December 31, 2009
Balance, beginning of period	$567	$—	$3,088
Provision for doubtful accounts	1,970	567	3,282
Uncollectible receivables written off, net of recoveries	—	—	(1,106)
Balance, end of period	$2,537	$567	$5,264

The allowance for doubtful accounts receivable was $4.6 million prior to the adoption of fresh start accounting on August 31, 2010. After the adoption of fresh start accounting, the allowance for doubtful accounts receivable was zero as our accounts receivable balances were recorded at fair value.

Accrued liabilities consist of the following (in thousands):

	December 31, 2011	December 31, 2010
Accrued compensation and benefits	$4,496	$3,695
Accrued interest	664	588
Accrued insurance	10,649	11,424
Accrued property, sales and other taxes	4,251	4,191
Accrued rent	1,933	1,763
Accrued materials	4,907	3,809
Other	4,333	5,783
	$31,233	$31,253